Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (7,054)	$ 1,524	$ 9,626
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for asset impairment	8,064	18,190	4,696
Depreciation and amortization	50,987	45,548	46,908
Amortization of deferred stock compensation	(80)	48	15
Amortization on acquired above/below market leases and lease inducements	(336)	158	(61)
Gain on sale of investment properties	(1,509)	(1,850)	(2,349)
Income from assumption of investment property		(890)
Gain (loss) from change in control of investment properties	1,400	(5,018)
Loss on land condemnation		259
Gain on extinguishment of debt		(1,481)	(8,977)
Realized (gain) loss on investment securities, net	(1,264)	(2,352)	1,224
Equity in loss of unconsolidated ventures	8,124	4,365	16,495
Gain on sale of joint venture interest	(1,366)	(4,555)	(2,766)
Straight line rent	(1,562)	(1,579)	732
Amortization of loan fees	3,668	2,420	3,031
Amortization of convertible note discount	1,288	1,426	1,422
Distributions from unconsolidated joint ventures	1,146	904	42
Changes in assets and liabilities:
Restricted cash	1,384	(361)	751
Accounts receivable and other assets, net	6,439	3,089	4,401
Accounts payable and accrued expenses	(2,715)	2,861	(1,120)
Prepaid rents and other liabilities	(3,340)	(3,183)	(3,019)
Net cash provided by operating activities	63,274	59,523	71,051
Cash flows from investing activities:
Restricted cash	20	(2,641)	(170)
Proceeds from sale of interest in joint venture, net	62,929	35,461	32,656
(Purchase) sale of investment securities, net	(3,001)	2,813	1,908
Purchase of investment properties	(125,604)	(102,478)
Additions to investment properties, net of accounts payable	(40,775)	(23,470)	(16,785)
Proceeds from sale of investment properties, net	10,796	46,868	7,712
Land condemnation		65
Proceeds from change in control of investment properties	499	11,886
Distributions from unconsolidated joint ventures	8,831	10,386	12,325
Investment in unconsolidated joint ventures	(11,135)	(4,815)	(28,435)
Mortgages receivable			(515)
Leasing fees	(4,411)	(2,810)	(2,604)
Net cash provided by (used in) investing activities	(101,851)	(28,735)	6,092
Cash flows from financing activities:
Proceeds from the DRP	2,489	2,607	6,328
Proceeds from exercise of stock options	9
Issuance of shares, net of offering costs	55,415	23,899	106,733
Purchase of noncontrolling interest, net	(710)	(1,193)	(125)
Loan proceeds	93,321	187,512	2,700
Payoff of debt	(66,440)	(179,829)	(93,289)
Proceeds from unsecured loan	50,000	10,000
Proceeds from the unsecured line of credit facility	231,425	187,000	120,000
Repayments on the unsecured line of credit facility	(196,425)	(187,000)	(127,000)
Repayments on convertible notes	(82,648)	(15,483)	(31,040)
Loan fees	(3,187)	(7,318)	(321)
Distributions paid	(51,279)	(48,885)	(55,288)
Distributions to noncontrolling interest partners	(611)	(702)	(745)
Other current liabilities	1,403	5,451	(3,557)
Net cash provided by (used in) financing activities	32,762	(23,941)	(75,604)
Net increase (decrease) in cash and cash equivalents	(5,815)	6,847	1,539
Cash and cash equivalents at beginning of year	13,566	6,719	5,180
Cash and cash equivalents at end of year	7,751	13,566	6,719
Supplemental disclosure of cash flow information
Cash paid for interest, net of capitalized interest	$ 36,502	$ 30,088	$ 31,407